Adviser Class Prospectus Supplement

August 25, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated August 25, 2005 to the Adviser Class Prospectus dated January 31, 2005 of:

U.S. Core Fixed Income Portfolio

The Board of Trustees of Morgan Stanley Institutional Fund Trust approved changing the name of the U.S. Core Fixed Income Portfolio (the “Portfolio”) to “Core Fixed Income Portfolio.” Effective November 1, 2005, all references to “U.S. Core Fixed Income Portfolio” in the Prospectus shall be replaced with “Core Fixed Income Portfolio.”

Effective November 1, 2005, the second paragraph of the section of the Portfolio’s Prospectus titled “U.S. Core Fixed Income Portfolio—Process” shall be replaced by the following:

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in fixed income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

Effective as of the date hereof the fourth sentence of the first paragraph of the section of the Portfolio’s Prospectus titled “U.S. Core Fixed Income Portfolio—Approach” shall be replaced by the following:

The securities in which the Portfolio invests carry an investment grade rating at the time of purchase.

Please retain this supplement for future reference.

LIT USCF ADV 08/05

Institutional Class Prospectus Supplement

August 25, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated August 25, 2005 to the Institutional Class Prospectus dated January 31, 2005 of:

U.S. Core Fixed Income Portfolio

The Board of Trustees of Morgan Stanley Institutional Fund Trust approved changing the name of the U.S. Core Fixed Income Portfolio (the “Portfolio”) to “Core Fixed Income Portfolio”. Effective November 1, 2005, all references to “U.S. Core Fixed Income Portfolio” in the Prospectus shall be replaced with “Core Fixed Income Portfolio.”

Effective November 1, 2005, the second paragraph of the section of the Portfolio’s Prospectus titled “U.S. Core Fixed Income Portfolio—Process” shall be replaced by the following:

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in fixed income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

Effective as of the date hereof, the fourth sentence of the first paragraph of the section of the Portfolio’s Prospectus titled “U.S. Core Fixed Income Portfolio—Approach” shall be replaced by the following:

The securities in which the Portfolio invests carry an investment grade rating at the time of purchase.

Please retain this supplement for future reference.

LIT MPSFX 08/05

Statement of Additional Information Supplement

August 25, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated August 25, 2005 to the Statement of Additional Information dated January 31, 2005 of:

U.S. Core Fixed Income Portfolio

The Board of Trustees of Morgan Stanley Institutional Fund Trust approved changing the name of the U.S. Core Fixed Income Portfolio (the “Portfolio”) to “Core Fixed Income Portfolio.” Effective November 1, 2005, all references to “U.S. Core Fixed Income Portfolio” in the Statement of Additional Information are replaced with “Core Fixed Income Portfolio.”

Please retain this supplement for future reference.

LIT SPT SER 08/05

Investment Class Prospectus Supplement

August 25, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated August 25, 2005 to the Investment Class Prospectus dated January 31, 2005 of:

U.S. Core Fixed Income Portfolio

The Board of Trustees of Morgan Stanley Institutional Fund Trust has approved changing the name of the U.S. Core Fixed Income Portfolio (the “Portfolio”) to “Core Fixed Income Portfolio.” Effective November 1, 2005, all references to “U.S. Core Fixed Income Portfolio” in the Prospectus shall be replaced with “Core Fixed Income Portfolio.”

Effective November 1, 2005, the second paragraph of the section of the Portfolio’s Prospectus titled “U.S. Core Fixed Income Portfolio—Process” shall be replaced by the following:

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in fixed income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

Effective as of the date hereof, the fourth sentence of the first paragraph of the section of the Portfolio’s Prospectus titled “U.S. Core Fixed Income Portfolio—Approach” shall be replaced by the following:

The securities in which the Portfolio invests carry an investment grade rating at the time of purchase.

Please retain this supplement for future reference.

LIT USCF INV 08/05